Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2022
Income Statement Related Disclosures [Abstract]
Schedule of Selected Selling, General and Administrative Expenses Data
	Six months ended June 30,		Year ended December 31,
	2022	2021	2021
	U.S. Dollars (in thousands)
Selling (1)	18,840	16,635	33,614
General and administrative	5,611	4,653	9,359

	24,451	21,288	42,973
(1) Including shipping and handling costs	980	840	1,867

Schedule of Selected Financial Income (Expenses) Data

	Six months ended June 30,		Year ended December 31,
	2022	2021	2021
	U.S. Dollars (in thousands)
Interest income	2,488	561	1,408
Amortization of issuance costs of convertible notes	(547)	-	(113)
Other, net (1)	(1,081)	1	(265)

	860	562	1,030
(1) Including foreign currency expense resulting from transactions not denominated in U.S. Dollars	(871)	151	(351)